Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 693,927	$ 798,175	$ 778,900
Loss before income taxes	(16,774)	(26,841)	(21,877)
Equity-based compensation	(4,041)	(5,856)	(2,853)
Acquisition and other nonrecurring costs	(6,946)	(4,002)	(5,765)
Depreciation, amortization and accretion	109,845	111,889	106,909
Gain (loss) on disposal of assets and sale-leaseback transaction	11,169	(1,346)	(682)
Capital expenditures	85,212	82,924	92,352
Interest expense	(45,988)	(45,913)	(59,754)
Assets	838,627	739,028
Change in fair value of warrant liability	1	6,361	9,053
Debt modification and extinguishment costs		(4,192)	(6,689)
Other, net	555	(4,682)	1,329
New Zealand
Segment Reporting Information [Line Items]
Revenues	486,380
Bolivia
Segment Reporting Information [Line Items]
Revenues	206,804
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	486,380	556,410	520,042
Adjusted EBITDA	106,308	90,396	85,307
Depreciation, amortization and accretion	64,197	66,160	60,805
Capital expenditures	59,555	53,085	53,904
Assets	496,270	440,385
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	206,804	240,941	258,438
Adjusted EBITDA	42,475	65,531	76,522
Depreciation, amortization and accretion	44,944	45,107	45,925
Capital expenditures	25,636	29,659	37,215
Assets	331,538	289,402
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	743	824	420
Loss before income taxes	(10,462)	(11,249)	(11,436)
Depreciation, amortization and accretion	704	622	179
Capital expenditures	21	180	$ 1,233
Assets	$ 10,819	$ 9,241